IFRS 7 - Disclosure - Credit Risk - Summary of Industry-wide Breakdown of Business and Government Exposure (Detail) - CAD ($) $ in Millions		Oct. 31, 2021		Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	$ 931,129		$ 861,193
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		14,330		9,960
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		519,736		486,558
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		847,140	[1]	781,843	[2]
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[2]	446,583		416,870
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		9,665		8,420
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		187,163		180,045
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		12,120		10,523
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		11,253		10,656
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		5,577		5,397
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		6,270		5,816
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		45,470		40,652
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		9,306		8,760
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		15,931		13,834
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,903		5,131
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,220		1,239
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,422		2,672
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,440		2,195
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		614		665
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		10,889		9,913
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		28,209		26,590
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		5,530		4,742
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		85,601		$ 79,620
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		257,709
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		9,613
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		78,163
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		7,213
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		7,211
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,819
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,623
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		33,860
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		7,069
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,693
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,036
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		337
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,178
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		604
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		431
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		5,822
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		13,005
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,447
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		76,585
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		71,496
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		52
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		14,255
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,235
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,199
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,220
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,330
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		9,799
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,145
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,770
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,046
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		636
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,162
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,053
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		139
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,492
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		10,702
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,658
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		5,603
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		16,703
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		15,571
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		29
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		179
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		923
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		79,985
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		69,994
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		360
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		592
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		315
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		247
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,322
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		35
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		830
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		691
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		226
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		59
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		464
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		294
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,434
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		196
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		925
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		20,690
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		9,180
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		312
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		222
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		223
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		70
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		310
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		57
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		5,638
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		130
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		21
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		23
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		319
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		43
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,281
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,068
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		228
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		$ 1,565

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.
[2]	Includes exposures subject to the supervisory slotting approach.